Share-based Compensation - Share-based Deferred Compensation Arrangement (Details) - Deferred Compensation, Share-based Payments - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 29, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total deferred compensation	$ 18,200	$ 87,117
Interest on share-based compensation arrangements		6,117
Payments to employees	7,749	37,071
Deferred compensation liability			$ 17,463
Senior Notes Due 2019 | Senior Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments to employees	$ 10,453	$ 50,046